Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of common stock outstanding roll forward

In millions	December 31,	2019	2018	2017
Issued common shares		714.1	727.3	744.6
Common shares in Share Trusts		(1.8)	(2.0)	(2.0)
Outstanding common shares		712.3	725.3	742.6

Schedule of activity under share repurchase programs
The following table provides the information related to the share repurchases for the years ended December 31, 2019, 2018 and 2017:

In millions, except per share data	Year ended December 31,	2019	2018	2017
Number of common shares repurchased (1)		14.3	19.0	20.4
Weighted-average price per share		$118.70	$104.99	$98.27
Amount of repurchase		$1,700	$2,000	$2,000
(1)
Includes repurchases in the first and second quarters of 2017, pursuant to private agreements between the Company and arm's-length third-party sellers.

Schedule of activity of purchases and settlements by share trusts
The following table provides the information related to the share purchases and settlements by Share Trusts under the Share Units Plan for the years ended December 31, 2019, 2018 and 2017:

In millions, except per share data	Year ended December 31,	2019	2018	2017
Share purchases by Share Units Plan Share Trusts
Number of common shares		—	0.4	0.5
Weighted-average price per share		$—	$104.87	$102.17
Amount of purchase		$—	$38	$55
Share settlements by Share Units Plan Share Trusts
Number of common shares		0.5	0.4	0.3
Weighted-average price per share		$88.23	$84.53	$77.99
Amount of settlement		$45	$31	$24